ACCOUNTS RECEIVABLE (Tables)	9 Months Ended
Sep. 30, 2019
ACCOUNTS RECEIVABLE
Schedule of accounts receivable

	September 30	December 31
	2019	2018
	$	$
Goods and services tax refund receivable	1,992,302	2,519,789
Trade receivables	4,134,939	801,756
Other receivables	—	257,726
	6,127,241	3,579,271